Fair Value Measurements (Details) - EBP-001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	$ 28,914,802	$ 25,250,532
Cash and Cash Equivalents
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	56,692	22,613
US Government Debt Securities
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	264,157	238,773
Corporate Debt Securities
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	198,274	200,107
Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	239	616,141
Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	2,279,639	2,274,135
Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	24,652,641	20,479,663
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	3,838,239	4,375,870
Fair Value, Inputs, Level 1 | Cash and Cash Equivalents
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	61,365	27,785
Fair Value, Inputs, Level 1 | US Government Debt Securities
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	77,846	76,137
Fair Value, Inputs, Level 1 | Corporate Debt Securities
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 1 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	239	616,141
Fair Value, Inputs, Level 1 | EBP, Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	1,156,447	924,672
Fair Value, Inputs, Level 1 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	2,542,342	2,731,135
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	423,922	394,999
Fair Value, Inputs, Level 2 | Cash and Cash Equivalents
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 2 | US Government Debt Securities
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	186,311	162,636
Fair Value, Inputs, Level 2 | Corporate Debt Securities
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	198,274	200,107
Fair Value, Inputs, Level 2 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 2 | EBP, Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	39,337	32,256
Fair Value, Inputs, Level 2 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	4,262,161	4,770,869
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Cash and Cash Equivalents
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	61,365	27,785
Fair Value, Inputs, Level 1, Level 2, and Level 3 | US Government Debt Securities
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	264,157	238,773
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Corporate Debt Securities
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	198,274	200,107
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	239	616,141
Fair Value, Inputs, Level 1, Level 2, and Level 3 | EBP, Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	1,195,784	956,928
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	2,542,342	2,731,135
Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	24,652,641	20,479,663
Fair Value Measured at Net Asset Value Per Share | Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	$ 24,652,641	$ 20,479,663